Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Note Payable

Convertible Notes Payable consist of:

	December 31, 2020	December 31, 2019
Unsecured Convertible Promissory Note payable to Armada Investment Fund, LLC: Issue date March 12, 2020 – net of unamortized debt discount of $0 and $0 at December 31, 2020 and December 31, 2019, respectively (i)	$-	$-
Unsecured Convertible Promissory Note payable to GPL Ventures, LLC: Issue date June 23, 2020 – net of unamortized debt discount of $5,238 and $0 at December 31, 2020 and December 31, 2019, respectively (ii)	10,762	-

Total	$10,762	$-

(i)	On March 12, 2020, the Company issued to Armada Investment Fund, LLC (“ARMADA”) a Convertible Promissory Note (the “Note”) in the amount of Twenty-Three Thousand and NO/100 Dollars ($23,000). The note bore interest at 8% annually (default interest rate of 18%) and was due on January 13, 2021. The Note was convertible, in whole or in part, at any time and from time to time before maturity (January 13, 2021) at the option of the holder at the Variable Conversion Price, which is equal to the lesser of (i) 60% multiplied by the lowest Trading Price during the previous twenty (20) Trading Days before the Issue Date of this Note (representing a discount rate of 40%) or (ii) 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. Among other things, the Registration Rights Agreement (“RRA”) provided for the Company to file a Registration Statement with the SEC covering the resale of shares underlying the Note and the warrant and to have declared effective such Registration Statement (which occurred on July 13, 2020). In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay ARMADA certain payments for such failures. As of December 31, 2020, there was no remaining principal or interest due on the Note.

(ii)	On June 23, 2020, the Company issued GPL Ventures LLC (“GPL”) a Convertible Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice. The total number of shares due under any conversion notice (“Notice Shares”) will be equal to the Conversion Amount divided by the Conversion Price. “Trading Price” means, for any security as of any date, any trading price on the OTC Markets, or other applicable trading market (the “OTCBB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Maker and Holder (i.e. Bloomberg) or, if the OTCBB is not the principal trading market for such security, the price of such security on the principal securities exchange or trading market where such security is listed or traded. The “Valuation Period” shall mean twenty (20) Trading Days, commencing on the first Trading Day following delivery and clearing of the Notice Shares in Holder’s brokerage account, as reported by Holder (“Valuation Start Date”). The Note has a term of one (1) year and bears interest at 10% annually. The Company and GPL also entered into a Registration Rights Agreement (“RRA”) that provided for the Company to file a Registration Statement with the SEC covering the resale of shares underlying the Note and the warrant and to have declared effective such Registration Statement (which occurred on July 13, 2020). In the event that the Company doesn’t maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures. As of December 31, 2020, $16,000 principal plus $2,169 interest were due on the Note.